Parent Company Only Condensed Financial Information - Schedule of condensed statements of cash flows (Detail) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
		Oct. 31, 2019 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net cash (used in)/provided by operating activities			¥ (1,346,400)	$ (211,281)	¥ (321,562)	¥ (372,270)
Cash flows from investing activities:
Placements of time deposits			(897,916)	(140,903)	(20,663)	(1,522,270)
Proceeds from maturities of time deposits			907,759	142,447	1,327,451	526,505
Payment for long-term investments			(27,380)	(4,297)	(40,490)	(2,000)
Net cash used in investing activities			47,074	7,386	760,971	(1,084,005)
Cash flows from financing activities:
Proceeds from the issuance of IPO shares, net of issuance cost						630,364
Proceeds from concurrent private placement						881,662
Proceeds from long-term loans from NetEase Group			257,522	40,411
Proceeds from the issuance of follow-on offering shares, net of issuance cost (Note 13)			1,498,627	235,167
Payment of offering expenses		$ (7,000)			(7,909)
Proceeds from issuance of ordinary shares pursuant to incentive plan			27,564	4,326	34,468
Net cash provided by financing activities	[1]		1,783,713	279,904	26,559	1,587,669
Effect of exchange rate changes on cash and cash equivalents			(21,029)	(3,300)	(30,097)	196
Net increase in cash and cash equivalents			463,348	72,709	435,871	131,590
Cash, cash equivalents and restricted cash at the beginning of the year			609,199	95,597	173,328	41,738
Cash, cash equivalents and restricted cash at the end of the year			1,072,547	168,306	609,199	173,328
Parent Company [Member]
Cash flows from operating activities:
Net cash (used in)/provided by operating activities			(9,040)	(1,419)	14,409	(782)
Cash flows from investing activities:
Placements of time deposits			(897,916)	(140,903)	(20,663)	(1,270,536)
Proceeds from maturities of time deposits			907,759	142,447	1,257,689
Loans to subsidiaries			(1,759,925)	(276,171)	(1,236,543)	(132,062)
Payment for long-term investments					(670)
Net cash used in investing activities			(1,750,082)	(274,627)	(187)	(1,402,598)
Cash flows from financing activities:
Proceeds from the issuance of IPO shares, net of issuance cost						630,364
Proceeds from concurrent private placement						881,662
Proceeds from long-term loans from NetEase Group			257,522	40,411
Proceeds from the issuance of follow-on offering shares, net of issuance cost (Note 13)			1,498,627	235,167
Payment of offering expenses					(7,909)
Proceeds from issuance of ordinary shares pursuant to incentive plan			27,564	4,326	34,468
Net cash provided by financing activities			1,783,713	279,904	26,559	1,512,026
Effect of exchange rate changes on cash and cash equivalents			(19,226)	(3,016)	(34,691)	(771)
Net increase in cash and cash equivalents			5,365	842	6,090	107,875
Cash, cash equivalents and restricted cash at the beginning of the year			117,400	18,423	111,310	3,435
Cash, cash equivalents and restricted cash at the end of the year			¥ 122,765	$ 19,265	¥ 117,400	¥ 111,310

[1]	There was no financing activity from discontinued operations.